Capital Stock & Earnings (Loss) Per Share - Equity Offering (Details) (10-K) $ in Millions	May 04, 2015 USD ($) shares
Schedule of Capitalization, Equity [Line Items]
Common Shares Offered in Secondary Offering	27,864,525
Net Proceeds from Sale of Secondary offering | $	$ 976
Secondary offering related expenses | $	$ 24
Affiliates of Fortress or AIG [Member]
Schedule of Capitalization, Equity [Line Items]
Common Shares Offered in Secondary Offering	8,447,049
OneMain Financial Holdings, LLC [Member]
Schedule of Capitalization, Equity [Line Items]
Common Shares Offered in Secondary Offering	19,417,476